Financial risk management - Additional Information (Detail) € in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2022 CHF (SFr)	Sep. 30, 2022 SEK (kr)	Sep. 30, 2022 DKK (kr)	Sep. 30, 2022 NOK (kr)	Sep. 30, 2022 PLN (zł)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CHF (SFr)	Sep. 30, 2021 SEK (kr)	Sep. 30, 2021 DKK (kr)	Sep. 30, 2021 NOK (kr)	Sep. 30, 2021 PLN (zł)	Sep. 30, 2021 GBP (£)
Financial Risk Management [Abstract]
Interest expenses for financial liabilities not measured at fair value through profit or loss	€ 5.7		€ 8.1	€ 7.6
Assets with significant risk of material adjustments		$ 2.1			SFr 2.4	kr 33.3	kr 3.6	kr 24.6	zł 1.8	£ 0.4	$ 0.2	SFr 4.8	kr 42.2	kr 5.9	kr 43.2	zł 0.9	£ 0.9
Liabilities with significant risk of material adjustments		$ 46.0			SFr 2.9	kr 27.6	kr 0.2	kr 1.6	zł 0.0	£ 0.2	$ 1.8	SFr 0.5	kr 6.8	kr 0.0	kr 0.1	zł 0.0	£ 0.3
Closing foreign exchange rate		1			1	1	1	1	1	1
Gains (losses) on cash flow hedges, net of tax	(1.0)		€ 0.5	€ (0.1)
Gain (loss) resulting from increase (decrease) in warrant price by 10%	0.4
Gain (loss) resulting from increase (decrease) in exchange rate by 10%	€ 0.3	$ 0.4